Trade and Other Accounts Receivable, Net (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for doubtful accounts	$ 319,000	$ 516,000	$ 733,000
Allowance for Doubtful Accounts [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Bad debt write-offs	$ 88,000	$ 628,000	$ 0